Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Reconciliations of the Company's ARO liability
Reconciliations of the Company’s asset retirement obligations are as follows:

	December 31,
	2014	2013
	(Dollars in millions)
Balance at beginning of year	$712.8	$687.5
Liabilities incurred or acquired	22.7	—
Liabilities settled or disposed	(19.7)	(15.4)
Accretion expense	39.3	39.3
Revisions to estimates	(2.6)	1.4
Balance at end of year	$752.5	$712.8
Less: Current portion (included in "Accounts payable and accrued expenses")	30.2	21.0
Noncurrent obligation (included in "Asset Retirement Obligations")	722.3	691.8
Balance at end of year — active locations	$676.2	$660.8
Balance at end of year — closed or inactive locations	$76.3	$52.0